Note 3 - Basis of Presentation and Summary of Significant Accounting Policies (Details Textual)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 07, 2016	Sep. 21, 2017	Jun. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash, Uninsured Amount			$ 8,700,000	$ 8,700,000	$ 12,000,000
Cash, FDIC Insured Amount			250,000	250,000	$ 250,000
Carrying Value Of Goodwill Greater Than Fair Value Likelihood Maximum Percentage					50.00%
Goodwill, Impairment Loss			0	0	$ 0	$ 0
Advertising Expense					245,230	1,058,000
Long-term Debt, Excluding Current Maturities			$ 32,705,952	$ 32,705,952		33,003,962
Scenario, Previously Reported [Member]
Long-term Debt, Excluding Current Maturities						34,695,383
Scenario, Previously Reported [Member] | Other Noncurrent Assets [Member]
Debt Issuance Costs, Net						$ 1,691,421
Minimum [Member]
Contractual Agreements, Term				1 year	1 year
Maximum [Member]
Contractual Agreements, Term				3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life					5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life					3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life					5 years
Information Technology [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life					3 years
Information Technology [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life					5 years
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	20	75